CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Allowance for doubtful accounts, accounts receivable	$ 49,094	$ 48,089
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	9,929	8,660
Allowance for doubtful accounts, other receivables	$ 4,946	$ 1,448
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,342,099	60,342,099
Common stock, shares outstanding (in shares)	60,342,099	60,342,099
Liabilities, Current	$ 333,054	$ 302,978
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	$ 19,234	$ 14,051